UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Wellington Fund
Schedule of Investments
February 28, 2005

	Shares	Market Value ($000)

COMMON STOCKS (65.9%)

Auto & Transportation (3.9%)
Canadian National Railway Co.	5,223,600	$ 323,550
Union Pacific Corp.	5,000,000	317,250
CSX Corp.	6,755,800	279,082
Norfolk Southern Corp.	4,548,200	163,235
Canadian Pacific Railway Ltd.	2,755,700	97,744
Genuine Parts Co.	1,940,000	83,963
General Motors Corp.	2,308,300	82,337

	1,347,161

Consumer Discretionary (5.2%)
McDonald's Corp.	9,062,300	299,781
Waste Management, Inc.	8,833,500	258,292
Kimberly-Clark Corp.	3,795,000	250,394
* Time Warner, Inc.	13,568,000	233,777
Gannett Co., Inc.	2,070,000	163,013
Viacom Inc. Class B	4,507,600	157,315
Dollar General Corp.	6,270,400	133,121
Yum! Brands, Inc.	2,365,885	115,407
Gillette Co.	2,120,500	106,554
Target Corp.	1,612,700	81,957
Whirlpool Corp.	40,600	2,588

	1,802,199

Consumer Staples (3.5%)
Altria Group, Inc.	6,362,400	417,692
The Coca-Cola Co.	5,852,400	250,483
Colgate-Palmolive Co.	3,805,300	201,376
General Mills, Inc.	3,069,900	160,770
Coca-Cola Enterprises, Inc.	5,072,700	108,301
The Procter & Gamble Co.	1,698,000	90,147

	1,228,769

Financial Services (11.7%)
Citigroup, Inc.	14,313,300	683,031
Bank of America Corp.	10,760,500	501,977
ACE Ltd.	7,270,200	323,233
The Hartford Financial Services Group Inc.	3,750,300	269,834
American International Group, Inc.	3,632,900	242,678
UBS AG	2,776,500	240,861
MBIA, Inc.	3,825,900	224,198
Freddie Mac	3,605,500	223,541
Merrill Lynch & Co., Inc.	3,709,100	217,279
JPMorgan Chase & Co.	5,685,076	207,790
MBNA Corp.	6,983,900	177,182
State Street Corp.	3,845,900	168,643
Ambac Financial Group, Inc.	1,626,900	126,540
Marsh & McLennan Cos., Inc.	3,646,300	119,052
Westpac Banking Corp. Ltd. ADR	1,408,500	106,877
Morgan Stanley	1,794,500	101,335
KeyCorp	2,906,800	95,924
U.S. Bancorp	1,893,900	56,344
XL Capital Ltd. Class A	305,800	22,935

	4,109,254

Health Care (6.0%)
Abbott Laboratories	10,362,000	476,548
Eli Lilly & Co.	4,478,500	250,796
Schering-Plough Corp.	12,920,000	244,834
Wyeth	5,185,900	211,688
Baxter International, Inc.	5,717,800	203,897
AstraZeneca Group PLC ADR	5,109,500	203,052
Pfizer Inc.	6,353,000	167,020
Novartis AG ADR	2,820,800	140,955
Cardinal Health, Inc.	1,638,100	95,911
Sanofi-Synthelabo SA ADR	1,460,503	58,289
Becton, Dickinson & Co.	923,700	55,302

	2,108,292

Integrated Oils (6.9%)
ExxonMobil Corp.	7,252,700	459,168
Total SA ADR	3,667,000	437,106
ChevronTexaco Corp.	6,293,000	390,669
Royal Dutch Petroleum Co. ADR	5,970,410	376,673
BP PLC ADR	4,813,100	312,465
ConocoPhillips Co.	1,960,700	217,421
Petrol Brasil ADR	4,447,300	217,028

	2,410,530

Other Energy (3.0%)
EnCana Corp.	7,476,152	500,080
Schlumberger Ltd.	3,432,100	258,952
Burlington Resources, Inc.	3,309,100	164,231
Anadarko Petroleum Corp.	1,552,100	119,294

	1,042,557

Materials & Processing (7.2%)
E.I. du Pont de Nemours & Co.	7,783,000	414,834
Weyerhaeuser Co.	5,652,300	378,308
International Paper Co.	7,205,600	269,129
Rio Tinto PLC ADR	1,841,800	260,744
Alcoa Inc.	7,755,900	249,120
Rohm & Haas Co.	4,195,500	202,097
Syngenta AG ADR	7,548,700	170,299
Air Products & Chemicals, Inc.	2,584,300	161,829
Avery Dennison Corp.	2,582,200	156,740
Cia Vale do Rio Doce	3,313,768	115,982
PPG Industries, Inc.	1,521,000	109,436
Temple-Inland Inc.	437,400	35,079

	2,523,597

Producer Durables (4.1%)
Parker Hannifin Corp.	3,844,000	252,935
Caterpillar, Inc.	2,352,100	223,567
Pitney Bowes, Inc.	4,673,000	214,304
Deere & Co.	2,856,300	203,111
United Technologies Corp.	1,872,100	186,985
Emerson Electric Co.	2,477,500	164,308
Pall Corp.	3,224,000	87,274
Nokia Corp. ADR	4,364,800	70,448
Agilent Technologies, Inc.	1,940,600	46,574

	1,449,506

Technology (5.4%)
International Business Machines Corp.	5,020,400	464,789
General Dynamics Corp.	3,015,900	317,725
Microsoft Corp.	12,466,200	313,899
Motorola, Inc.	13,975,800	218,861
Texas Instruments, Inc.	8,218,300	217,538
Accenture Ltd.	6,051,900	154,625
EMC Corp.	9,343,200	118,285
Corning, Inc.	4,419,500	50,692
* Freescale Semiconductor, Inc.	1,278,119	24,514

	1,880,928

Utilities (7.7%)
Exelon Corp.	9,144,000	414,772
Verizon Communications Inc.	10,824,800	389,368
TXU Corp.	3,730,200	284,428
SBC Communications Inc.	10,561,100	253,994
* Comcast Corp. Class A	7,477,600	243,396
FPL Group, Inc.	2,987,100	237,026
Deutsche Telekom AG ADR	7,399,100	154,419
Pinnacle West Capital Corp.	3,508,300	146,471
Cinergy Corp.	3,458,600	139,900
Progress Energy, Inc.	3,000,000	130,020
Sprint Corp.	5,015,900	118,777
BellSouth Corp.	4,013,200	103,541
ALLTEL Corp.	1,139,800	65,197
* Comcast Corp. Special Class A	290,900	9,268

	2,690,577

Other (1.3%)
General Electric Co.	8,544,900	300,780
Honeywell International Inc.	2,414,000	91,660
Tyco International Ltd.	2,229,500	74,644

	467,084

TOTAL COMMON STOCKS
(Cost $16,566,900)	23,060,454

	Face	Market
	Amount	Value
	($000)	($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.1%)

U.S. Government Securities (5.2%)
U.S. Treasury Bond
6.25%, 8/15/2023	200,000	235,718
U.S. Treasury Note
2.75%, 7/31/2006	1,600,000	1,585,248

	1,820,966

Agency Bonds and Notes (0.2%)
Private Export Funding Corp. (U.S. Government Guaranteed)
5.75%, 1/15/2008	40,385	42,277
3.375%, 2/15/2009	33,300	32,367

	74,644

Mortgage-Backed Securities (3.7%)
Federal National Mortgage Assn.**
(3)4.51%, 5/1/2013	20,608	20,310
(3)4.889%, 1/1/2014	39,447	39,041
(3)5.016%, 2/1/2013	19,458	19,709
Government National Mortgage Assn.
(3)5.00%, 1/15/2030-1/15/2035	496,938	495,058
(3)5.50%, 1/15/2029-9/15/2034	535,378	545,023
(3)6.00%, 3/15/2028-1/15/2033	76,760	79,406
(3)6.50%, 1/15/2031-1/15/2032	36,520	38,401
(3)7.00%, 4/15/2023-8/15/2032	35,514	37,717
(3)8.00%, 6/15/2017	55	59

	1,274,724

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,183,568)	3,170,334

CORPORATE BONDS (21.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
Aesop Funding II LLC
(3) (4) 3.95%, 4/20/2008	43,600	43,407
Asset Securitization Corp.
(3)7.49%, 4/14/2029	18,883	20,001
Bank One Issuance Trust
(3)3.86%, 10/15/2008	40,000	39,595
(3)3.45%, 10/17/2011	40,000	38,856
Bear Stearns Commercial Mortgage Securities, Inc.
(3)5.61%, 11/15/2033	17,250	18,022
(3)4.74%, 3/13/2040	25,000	24,663
California Infrastructure & Economic Development Bank Special Purpose Trust
(3)6.42%, 12/26/2007	16,110	16,961
(3)6.31%, 9/25/2008	6,443	6,590
Caterpillar Financial Asset Trust
(3)3.13%, 1/26/2009	5,000	4,948
Chase Commercial Mortgage Securities Corp.
(3)6.39%, 11/18/2030	26,340	27,890
Chase Manhattan Auto Owner Trust
(3)2.57%, 2/16/2010	22,730	22,154
DLJ Mortgage Acceptance Corp.
(3)(4) 6.82%, 9/15/2007	18,464	19,293
(3)(4) 7.60%, 5/15/2030	15,869	16,662
Greenwich Capital Commercial Funding Corp.
(3)4.915%, 7/7/2013	47,700	47,665
LB-UBS Commerical Mortgage Trust
(3)6.462%, 3/15/2031	18,325	20,056
Merrill Lynch Mortgage Investors, Inc.
(3)4.509%, 2/25/2035	48,000	47,952
Morgan Stanley Dean Witter Capital I
(3)4.74%, 11/13/2036	26,000	25,814
Nomura Asset Securities Corp.
(3)6.69%, 8/16/2011	13,000	14,364
(3)6.59%, 3/15/2030	10,000	10,613
WFS Financial Owner Trust
(3)3.93%, 2/17/2012	37,445	37,165

	502,671

Finance (7.5%)
Banking (3.1%)
Abbey National PLC
6.69%, 10/17/2005	25,000	25,504
BB&T Corp.
7.25%, 6/15/2007	36,900	39,491
5.25%, 11/1/2019	8,000	8,018
Bank One Corp.
7.875%, 8/1/2010	15,000	17,258
Bank of America Corp.
5.625%, 3/8/2035	46,180	45,704
Bank of Montreal
7.80%, 4/1/2007	21,000	22,550
BankAmerica Corp.
5.875%, 2/15/2009	25,000	26,392
Banque Nationale de Paris-NY
7.20%, 1/15/2007	40,000	42,384
Citicorp
6.75%, 8/15/2005	25,000	25,392
6.375%, 11/15/2008	15,000	15,956
Citigroup, Inc.
6.625%, 6/15/2032	45,000	51,422
Fifth Third Bank
4.20%, 2/23/2010	40,000	39,592
Golden West Financial Corp.
4.75%, 10/1/2012	10,000	10,040
HBOS Treasury Services PLC
(4)6.00%, 11/1/2033	60,000	63,867
Huntington National Bank
4.90%, 1/15/2014	16,375	16,320
J.P. Morgan Chase & Co.
4.50%, 11/15/2010	25,000	24,849
6.75%, 2/1/2011	5,115	5,688
Mellon Funding Corp.
5.00%, 12/1/2014	30,000	30,166
Mizuho Finance
(4)5.79%, 4/15/2014	40,000	41,644
NBD Bancorp, Inc.
7.125%, 5/15/2007	35,000	37,627
National City Bank
7.25%, 7/15/2010	25,000	28,215
National City Bank of Pennsylvania
7.25%, 10/21/2011	20,000	23,089
Northern Trust Co.
4.60%, 2/1/2013	5,925	5,841
Paribas NY
6.95%, 7/22/2013	40,000	45,709
Royal Bank of Scotland Group PLC
6.375%, 2/1/2011	40,775	44,776
4.70%, 7/3/2018	10,000	9,563
Scotland International Finance
(4)8.85%, 11/1/2006	28,000	30,163
Societe Generale
7.40%, 6/1/2006	40,000	41,735
SunTrust Banks, Inc.
7.25%, 9/15/2006	54,000	56,652
US Bank NA
5.625%, 11/30/2005	50,000	50,743
Wachovia Corp.
5.625%, 12/15/2008	55,000	57,351
Washington Mutual, Inc.
7.50%, 8/15/2006	40,000	42,075
Wells Fargo & Co.
6.45%, 2/1/2011	5,000	5,502
6.375%, 8/1/2011	15,000	16,492
5.125%, 9/1/2012	10,000	10,337
World Savings Bank, FSB
4.50%, 6/15/2009	14,845	14,945
4.125%, 12/15/2009	15,000	14,794
Brokerage (0.3%)
Credit Suisse First Boston USA, Inc.
5.875%, 8/1/2006	40,000	41,169
Dean Witter, Discover & Co.
6.75%, 10/15/2013	25,775	28,734
7.07%, 2/10/2014	17,500	19,740
Finance Companies (1.2%)
American Express Co.
4.75%, 6/17/2009	10,000	10,158
American Express Credit Corp.
3.00%, 5/16/2008	30,000	28,972
Countrywide Home Loan
5.50%, 8/1/2006	30,000	30,674
FGIC Corp.
(4)6.00%, 1/15/2034	14,635	15,300
General Electric Capital Corp.
8.125%, 5/15/2012	30,000	36,015
5.45%, 1/15/2013	40,000	41,826
Heller Financial, Inc.
8.00%, 6/15/2005	40,000	40,557
Household Finance Corp.
6.375%, 10/15/2011	75,000	81,905
Norwest Financial, Inc.
6.25%, 12/15/2007	35,000	37,077
SLM Corp.
5.375%, 1/15/2013	30,000	30,965
Transamerica Financial Corp.
6.40%, 9/15/2008	29,265	31,052
US Trade Funding Corp.
(4)4.26%, 11/15/2014	25,631	24,983
Wells Fargo Financial
5.50%, 8/1/2012	20,000	21,008
Insurance (2.7%)
ACE Capital Trust II
9.70%, 4/1/2030	20,000	27,650
AIG SunAmerica Global Financing VI
(4)6.30%, 5/10/2011	60,000	65,209
Allstate Corp.
7.20%, 12/1/2009	40,000	44,526
Ambac, Inc.
7.50%, 5/1/2023	25,000	29,210
Cincinnati Financial Corp.
6.90%, 5/15/2028	40,500	46,264
Farmers Exchange Capital
(4)7.05%, 7/15/2028	25,000	26,552
Florida Windstorm Underwriters
(4)7.125%, 2/25/2019	55,000	63,191
Frank Russell Co.
(4)5.625%, 1/15/2009	30,000	31,183
General Re Corp.
9.00%, 9/12/2009	32,000	37,921
Hartford Financial Services Group, Inc.
7.90%, 6/15/2010	35,000	40,357
Jackson National Life Insurance Co.
(4)8.15%, 3/15/2027	39,480	49,285
John Hancock Financial Services
5.625%, 12/1/2008	16,080	16,774
Liberty Mutual Insurance Co.
(4)7.875%, 10/15/2026	31,210	36,566
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012	50,000	52,618
MassMutual Global Funding II
(4)3.50%, 3/15/2010	50,000	47,747
Mercury General Corp.
7.25%, 8/15/2011	20,000	22,124
Metropolitan Life Insurance Co.
(4)7.70%, 11/1/2015	51,000	60,060
Pacific Life Global Funding
(4)3.75%, 1/15/2009	31,910	31,189
Protective Life Secured Trust
3.70%, 11/24/2008	35,000	34,235
Prudential Financial, Inc.
4.75%, 4/1/2014	20,000	19,657
Prudential Insurance Co.
(4)7.65%, 7/1/2007	20,000	21,517
St. Paul Cos., Inc.
5.75%, 3/15/2007	20,000	20,597
Torchmark Corp.
7.875%, 5/15/2023	45,000	55,887
XL Capital Ltd.
6.50%, 1/15/2012	50,000	54,381
Real Estate Investment Trust (0.1%)
Spieker Properties Corp. LP
7.65%, 12/15/2010	25,000	28,436
Financial Other (0.1%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	50,000	49,467

	2,620,584

Industrial (10.1%)
Basic Industy (0.9%)
Alcan, Inc.
4.50%, 5/15/2013	20,000	19,521
7.25%, 3/15/2031	21,273	26,060
6.125%, 12/15/2033	8,029	8,642
Alcoa, Inc.
7.375%, 8/1/2010	40,000	45,368
BHP Billington Finance BV
4.80%, 4/15/2013	15,000	14,993
BHP Finance USA Ltd.
7.25%, 3/1/2016	15,000	17,679
Dow Chemical Co.
7.375%, 11/1/2029	20,000	24,721
E.I. du Pont de Nemours & Co.
4.75%, 11/15/2012	17,560	17,709
PPG Industries, Inc.
6.875%, 2/15/2012	13,600	15,313
Rohm & Haas Co.
9.80%, 4/15/2020	11,625	14,929
7.85%, 7/15/2029	20,000	26,273
Weyerhaeuser Co.
6.00%, 8/1/2006	30,000	30,845
7.375%, 3/15/2032	25,000	30,153
Capital Goods (1.0%)
Boeing Capital Corp.
6.50%, 2/15/2012	30,000	33,157
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	15,000	14,853
2.70%, 7/15/2008	25,000	23,870
Caterpillar, Inc.
7.30%, 5/1/2031	10,000	12,615
Deere & Co.
7.125%, 3/3/2031	25,000	30,957
Emerson Electric Co.
6.30%, 11/1/2005	13,875	14,146
General Dynamics Corp.
4.25%, 5/15/2013	40,000	38,846
Honeywell International, Inc.
7.50%, 3/1/2010	41,000	46,457
John Deere Capital Corp.
5.10%, 1/15/2013	40,000	41,102
Masco Corp.
6.75%, 3/15/2006	40,000	41,198
Minnesota Mining & Manufacturing Corp.
6.375%, 2/15/2028	30,000	34,175
The Boeing Co.
8.75%, 9/15/2031	9,800	14,114
8.625%, 11/15/2031	9,460	13,472
Communication (0.9%)
Alltel Corp.
7.00%, 7/1/2012	20,000	22,707
BellSouth Corp.
6.00%, 10/15/2011	25,000	26,819
BellSouth Telecommunications
5.875%, 1/15/2009	15,000	15,750
Chesapeake & Potomac Telephone Co.
7.15%, 5/1/2023	10,000	10,959
Cox Communications, Inc.
7.75%, 8/15/2006	30,000	31,587
Gannett Co., Inc.
5.50%, 4/1/2007	19,250	19,844
Illinois Bell Telephone Co.
6.625%, 2/1/2025	27,725	27,990
SBC Communications, Inc.
6.15%, 9/15/2034	10,000	10,337
Southwestern Bell Telephone Co.
7.60%, 4/26/2007	7,000	7,478
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006	13,000	13,350
Telefonica Europe BV
7.75%, 9/15/2010	40,000	46,092
Verizon Global Funding Corp.
7.75%, 12/1/2030	17,000	21,115
Vodafone Group PLC
5.375%, 1/30/2015	40,000	41,454
Consumer Cyclical (1.8%)
CVS Corp.
4.00%, 9/15/2009	40,000	39,406
4.875%, 9/15/2014	35,000	35,048
General Motors Acceptance Corp.
6.00%, 4/1/2011	27,370	26,323
Harley Davidson Inc.
(4)3.625%, 12/15/2008	45,000	44,039
Home Depot Inc.
3.75%, 9/15/2009	40,000	39,142
Johnson Controls, Inc.
7.125%, 7/15/2017	36,300	41,692
Kohl's Corp.
6.00%, 1/15/2033	55,000	58,423
Lowe's Cos., Inc.
8.25%, 6/1/2010	12,870	15,076
6.50%, 3/15/2029	39,900	45,723
Target Corp.
5.875%, 3/1/2012	20,000	21,589
6.35%, 11/1/2032	10,000	11,438
The Walt Disney Co.
6.375%, 3/1/2012	20,000	21,994
Time Warner, Inc.
7.57%, 2/1/2024	20,000	23,653
6.95%, 1/15/2028	20,000	22,595
Toyota Motor Credit Corp.
5.50%, 12/15/2008	50,000	52,479
Viacom International Inc.
7.70%, 7/30/2010	40,000	45,408
Wal-Mart Stores, Inc.
6.875%, 8/10/2009	12,000	13,220
4.125%, 2/15/2011	40,000	39,322
Wendy's International, Inc.
6.35%, 12/15/2005	25,500	26,013
Consumer Noncyclical (3.6%)
Abbott Laboratories
4.35%, 3/15/2014	45,000	43,604
Anheuser-Busch Cos., Inc.
5.00%, 3/1/2019	15,000	14,738
7.00%, 12/1/2025	30,000	31,559
6.50%, 1/1/2028	19,550	22,357
6.80%, 8/20/2032	20,000	24,189
Archer-Daniels-Midland Co.
7.00%, 2/1/2031	34,130	41,437
5.935%, 10/1/2032	25,000	26,765
Avon Products, Inc.
4.20%, 7/15/2018	30,000	26,849
Becton, Dickinson & Co.
4.55%, 4/15/2013	8,000	7,847
Bristol-Myers Squibb Co.
5.75%, 10/1/2011	51,000	54,126
CPC International, Inc.
6.15%, 1/15/2006	6,790	6,936
Clorox Co.
(4)4.20%, 1/15/2010	45,770	45,267
Coca-Cola Enterprises Inc.
5.25%, 5/15/2007	13,000	13,345
6.125%, 8/15/2011	30,000	32,586
Coca-Cola HBC Finance
5.50%, 9/17/2015	17,440	18,065
Colgate-Palmolive Co.
7.60%, 5/19/2025	13,920	17,702
Conagra, Inc.
6.75%, 9/15/2011	30,000	33,466
Diageo Capital PLC
3.50%, 11/19/2007	40,000	39,386
Eli Lilly & Co.
6.00%, 3/15/2012	45,000	48,814
Fortune Brands Inc.
6.25%, 4/1/2008	40,000	42,444
4.875%, 12/1/2013	35,000	35,241
GlaxoSmithKline Capital Inc.
4.375%, 4/15/2014	35,000	33,693
5.375%, 4/15/2034	45,000	45,045
Kimberly-Clark Corp.
6.375%, 1/1/2028	30,000	34,205
Kraft Foods, Inc.
4.625%, 11/1/2006	50,000	50,586
Pepsi Bottling Holdings Inc.
(4)5.625%, 2/17/2009	40,000	41,966
Pfizer, Inc.
2.50%, 3/15/2007	30,000	29,041
Pharmacia Corp.
6.60%, 6/1/2005	12,000	13,811
Procter & Gamble Co. ESOP
9.36%, 1/1/2021	60,945	80,925
Schering-Plough Corp.
5.55%, 12/1/2013	35,000	36,380
SmithKline Beecham
7.375%, 4/15/2005	15,000	15,077
The Coca-Cola Co.
4.00%, 6/1/2005	40,000	40,103
Unilever Capital Corp.
7.125%, 11/1/2010	37,000	41,743
UnitedHealth Group, Inc.
4.125%, 8/15/2009	23,950	23,638
4.875%, 4/1/2013	40,000	40,073
4.75%, 2/10/2014	10,000	9,831
Warner-Lambert Co.
6.00%, 1/15/2008	20,000	20,944
Wyeth
6.95%, 3/15/2011	30,000	33,340
6.50%, 2/1/2034	11,500	12,695
Zeneca Wilmington Inc.
7.00%, 11/15/2023	29,000	35,005
Energy (0.7%)
Amoco Corp.
6.50%, 8/1/2007	25,000	26,351
Anadarko Petroleum Corp.
3.25%, 5/1/2008	30,000	29,145
Apache Finance Canada
7.75%, 12/15/2029	39,910	52,652
ChevronTexaco Capital Co.
3.50%, 9/17/2007	27,190	26,890
Conoco, Inc.
6.35%, 4/15/2009	40,000	43,060
Phillips Petroleum Co.
9.375%, 2/15/2011	20,000	24,754
Suncor Energy, Inc.
7.15%, 2/1/2032	20,279	24,857
5.95%, 12/1/2034	20,700	21,811
Talisman Energy, Inc.
7.125%, 6/1/2007	10,000	10,572
Technology (0.5%)
First Data Corp.
4.70%, 8/1/2013	40,000	39,760
Hewlett-Packard Co.
7.15%, 6/15/2005	50,000	50,571
International Business Machines Corp.
8.375%, 11/1/2019	25,000	32,534
5.875%, 11/29/2032	15,000	16,000
Pitney Bowes Credit Corp.
8.55%, 9/15/2009	41,890	48,812
Transportation (0.6%)
ERAC USA Finance Co.
(4)7.35%, 6/15/2008	21,805	23,748
(4)6.70%, 6/1/2034	18,000	19,626
Federal Express Corp.
6.72%, 1/15/2022	41,656	46,382
Norfolk Southern Corp.
8.375%, 5/15/2005	25,000	25,253
PSA Corp. Ltd.
(4)7.125%, 8/1/2005	50,000	50,774
Southwest Airlines Co.
7.54%, 6/29/2015	30,772	34,596
Industrial Other (0.1%)
Snap-On Inc.
6.25%, 8/15/2011	34,990	37,825

	3,520,030

Utilities (2.1%)
Electric Utilities (1.7%)
Alabama Power Co.
2.80%, 12/1/2006	23,090	22,670
5.70%, 2/15/2033	15,000	15,738
Carolina Power & Light Co.
5.95%, 3/1/2009	20,000	21,083
Central Illinois Public Service
6.125%, 12/15/2028	54,000	57,639
Consolidated Edison, Inc.
6.45%, 12/1/2007	20,000	21,169
3.625%, 8/1/2008	20,000	19,626
Exelon Generation Co. LLC
6.95%, 6/15/2011	45,000	50,302
Florida Power & Light Co.
5.65%, 2/1/2035	40,000	41,731
Kansas City Power & Light
7.125%, 12/15/2005	40,000	41,058
National Rural Utilities Cooperative Finance Corp.
5.75%, 12/1/2008	50,000	52,022
PacifiCorp
6.625%, 6/1/2007	20,500	21,571
5.90%, 8/15/2034	12,500	13,401
Public Service Electric & Gas
4.00%, 11/1/2008	40,500	40,133
South Carolina Electric & Gas Co.
5.80%, 1/15/2033	9,000	9,572
Southern California Edison Co.
8.00%, 2/15/2007	5,236	5,627
Southern Investments UK PLC
6.80%, 12/1/2006	35,000	36,344
Virginia Electric & Power Co.
5.75%, 3/31/2006	25,000	25,483
7.625%, 7/1/2007	16,200	17,424
Wisconsin Electric Power Co.
4.50%, 5/15/2013	21,565	21,105
Wisconsin Power & Light Co.
7.625%, 3/1/2010	20,000	22,627
Wisconsin Public Service
6.08%, 12/1/2028	45,000	49,334
Natural Gas (0.3%)
British Transco Finance
6.625%, 6/1/2018	50,000	56,464
KeySpan Corp.
4.65%, 4/1/2013	9,000	8,936
PanEnergy Corp.
7.00%, 10/15/2006	25,000	26,019
Wisconsin Gas Co.
6.60%, 9/15/2013	13,100	14,392
Utility Other (0.1%)
Washington Gas & Light Co.
6.15%, 1/26/2026	43,500	43,937

	755,407

TOTAL CORPORATE BONDS
(Cost $7,089,731)	7,398,692

SOVEREIGN BONDS (U.S. Dollar-Denominated) (1.9%)

Bayerische Landesbank - NY
6.375%, 10/15/2005	25,000	25,435
Deutsche Ausgleichbank
7.00%, 6/23/2005	50,000	50,616
European Investment Bank
2.375%, 6/15/2007	70,000	67,943
4.00%, 3/3/2010	40,000	39,646
Inter-American Development Bank
7.375%, 1/15/2010	40,000	45,439
4.375%, 9/20/2012	40,000	39,944
International Bank for Reconstruction & Development
6.125%, 12/19/2007	20,000	21,147
4.75%, 2/15/2035	40,000	38,770
KFW International Finance, Inc.
4.75%, 1/24/2007	15,000	15,310
7.00%, 3/1/2013	10,000	11,314
Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	55,000	54,215
Province of British Columbia
4.30%, 5/30/2013	40,000	39,651
Province of Ontario
4.375%, 2/15/2013	40,000	39,782
Quebec Hydro Electric
6.30%, 5/11/2011	40,000	43,734
Republic of Italy
4.50%, 1/21/2015	50,000	49,471
Republic of South Africa
6.50%, 6/2/2014	21,900	23,904
Westdeutsche Landesbank - NY
6.75%, 6/15/2005	50,000	50,550

TOTAL SOVEREIGN BONDS
(Cost $661,812)	656,871

TAXABLE MUNICIPAL BONDS (0.8%)

Chelan County WA Public Util. Dist.
(1)7.07%, 6/1/2007	10,000	10,634
(1)7.10%, 6/1/2008	12,000	12,975
Illinois (Taxable Pension) GO
5.10%, 6/1/2033	50,000	48,798
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	50,000	51,579
Oakland CA Pension Obligation
(1)6.98%, 12/15/2009	7,801	8,603
Oregon School Board Assn. - Taxable Pension
5.528%, 6/30/2028	50,000	51,810
Southern California Public Power Auth. Rev.
(2)6.93%, 5/15/2017	30,000	35,514
Stanford Univ. California Rev.
6.875%, 2/1/2024	34,745	41,790
7.65%, 6/15/2026	29,000	36,472

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $281,611)		298,175

TEMPORARY CASH INVESTMENTS (2.2%)

Repurchase Agreements (1.1%)
Bank America	381,300	381,300
2.64%, 3/1/2005
(Dated 2/28/2005, Repurchase Value $381,328,000,
collateralized by Federal National Mortgage Assn., 4.00-8.50%, 3/1/2008-3/1/2035,
Federal Home Loan Mortgage Corp., 4.00-7.00%, 3/1/20011-2/1/2035)
Goldman Sachs & Co.	6,100	6,100
2.63%, 3/1/2005
(Dated 2/28/2005, Repurchase Value $6,100,000,
collateralized by Federal National Mortgage Assn., 5.00%, 3/1/2034)

		387,400

	Shares

Money Market Fund (1.1%)
Vanguard Market Liquidity Fund, 2.54%†	404,010,500	404,011

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $791,411)	791,411

TOTAL INVESTMENTS
(Cost $28,575,033)	35,375,937

OTHER ASSETS AND LIABILITIES — NET (-0.1%)	(367,472)

NET ASSETS (100%)	$35,008,465

*Non-income producing security.
**The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
(2)Scheduled principal and interest payments are guaranteed by FSA (Financial Security Assurance).
(3)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(4)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $913,238,000, representing 2.6% of net assets.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $28,575,033,000. Net unrealized appreciation of investment securities for tax purposes was $6,800,904,000, consisting of unrealized gains of $7,106,484,000 on securities that had risen in value since their purchase and $305,580,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Wellington Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Wellington Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Vanguard Wellington Fund

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.